RELATED PARTY TRANSACTIONS (Schedule of Balances with Related Parties) (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Amount due from related parties	$ 103.2	$ 333.9
Amount due to related parties	161.6	201.4
Current amount due from related parties	96.6	324.6
Non-current amount due from related parties	6.6	9.3
Hanwha Q CELLS Korea Corp [Member]
Related Party Transaction [Line Items]
Amount due from related parties	43.9	142.2
Amount due to related parties	117.1	3.2
Hanwha Corporation [Member]
Related Party Transaction [Line Items]
Amount due from related parties		75.6
Amount due to related parties	27.5	118.6
Hanwha TechM Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amount due to related parties		26.3
Hanwha Advanced Materials Coporation [Member]
Related Party Transaction [Line Items]
Amount due to related parties	7.3	14.4
Hanwha Q CELLS USA Corp. [Member]
Related Party Transaction [Line Items]
Amount due from related parties	20.8	58.9
Amount due to related parties		3.3
Hanwha Q CELLS Japan Co Ltd [Member]
Related Party Transaction [Line Items]
Amount due from related parties	33.4	21.0
Amount due to related parties		2.4
Hanwha Chemical Corporation [Member]
Related Party Transaction [Line Items]
Amount due from related parties	0.3	7.0
Amount due to related parties	9.1	9.5
Bt1 Enerji Ic Ve Dis Tic.San.Ve Tic.Ltd.Sti. [Member]
Related Party Transaction [Line Items]
Amount due from related parties		5.6
Renew Akshay Urja Private Limited [Member]
Related Party Transaction [Line Items]
Amount due from related parties		5.2
Primo Gunes Enerjisi A.S. [Member]
Related Party Transaction [Line Items]
Amount due from related parties	3.2	5.1
Shanghai Baowangtiansui Solar Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amount due from related parties		4.2
Burdur Enerji A.S. [Member]
Related Party Transaction [Line Items]
Amount due from related parties		2.6
Razin Elektrik Uretim Sanayi Ve Ticaret Anonim Sirketi [Member]
Related Party Transaction [Line Items]
Amount due from related parties		2.0
Altinorda Enerji Ic Ve Dis Tic.San.Ve Tic.Ltd.Sti. [Member]
Related Party Transaction [Line Items]
Amount due from related parties		1.4
Bahcesaray Enerjis Ic Ve Dis Tic.San.Ve Tic.Ltd.Sti. [Member]
Related Party Transaction [Line Items]
Amount due from related parties		1.4
Meca Enerji Ic Ve Dis Tic.San.Ve Ticaret Limited Sirketi [Member]
Related Party Transaction [Line Items]
Amount due from related parties		1.4
Hanwha International LLC [Member]
Related Party Transaction [Line Items]
Amount due from related parties		0.3
TRI ENERGY GLOBAL PTE. LTD. [Member]
Related Party Transaction [Line Items]
Amount due from related parties	0.2
Hanwha Life Insurance Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amount due from related parties	0.7
Hanwha Non-Life Insurance Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amount due from related parties	0.2
Hanwha Europe GmbH [Member]
Related Party Transaction [Line Items]
Amount due to related parties		9.9
Hanwha SC Trading Shanghai Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amount due to related parties		7.9
Hanwha Techm Hungary Zrt. [Member]
Related Party Transaction [Line Items]
Amount due to related parties		4.4
Hanwha S And Co. Ltd. [Member]
Related Party Transaction [Line Items]
Amount due to related parties	0.2	1.2
Hanwha Techwin Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amount due to related parties		0.2
Hanwha Hotel Resort Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amount due to related parties		0.1
Others [Member]
Related Party Transaction [Line Items]
Amount due from related parties	0.5
Amount due to related parties	$ 0.4